Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Operating Leases and Additional Information
As at December 31 December 31
millions of dollars

Classification 2023 2022
Right-of-use asset Other long-term assets $ 54 $

58
Lease liabilities

Current
Other current liabilities 3

3

Long-term
Other long-term liabilities 55

59
Total lease liabilities $ 58 $

62
Additional information related to Emera's leases is as follows:
Year ended December 31
For the 2023 2022
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows for operating leases (millions of dollars)
$

8 $

8
Right-of-use assets obtained in exchange for lease obligations:

Operating leases (millions of dollars)
$

1 $

1
Weighted average remaining lease term (years)

44

44
Weighted average discount rate- operating leases 3.93% 3.98%

Lessee, Future Minimum Lease Payments Under Non-Cancellable Operating Leases
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter are as follows:
millions of dollars 2024 2025 2026 2027 2028 Thereafter Total
Minimum lease payments $

6 $

5 $

3 $

3 $

3 $

111 $

131
Less imputed interest (73)
Total $

58

Lessor, Direct Finance and Sales-Type Leases
As at December 31 December 31
millions of dollars

2023 2022
Total minimum lease payment to be received $

1,360 $

1,393
Less: amounts representing estimated executory costs (190) (205)
Minimum lease payments receivable $

1,170 $

1,188
Estimated residual value of leased property (unguaranteed)

183

183
Less: Credit loss reserve (2) -

Less: unearned finance lease income (693) (733)
Net investment in direct finance and sales-type leases $

658 $ 638
Principal due within one year (included in "Receivables and other current assets")

37

34
Net Investment in direct finance and sales type leases - long-term $ 621 $ 604

Lessor, Future Minimum Lease Payments to be Received
As at December 31, 2023, future minimum lease payments to be received for each of the next five years and in aggregate thereafter were as follows:
millions of dollars 2024 2025 2026 2027 2028 Thereafter Total
Minimum lease payments to be
received
$

97 $

99 $

98 $

97 $

96 $

873 $

1,360
Less: executory costs (190)
Total $

1,170